Cover	Jan. 06, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on January 8, 2025 (the “Initial Form 8-K”) by Flux Power Holdings, Inc. (the “Company,” “we,” or “us” ) concerning the decision of the Audit Committee of the Board of Directors (the “Audit Committee”) of the Company to engage Haskell & White LLP (“Haskell & White”) as the Company’s new independent registered public accounting firm to audit the Company’s consolidated financial statements for its fiscal year ending June 30, 2025. The Company formally engaged Haskell & White on January 29, 2025 for the audit of the Company’s consolidated financial statements. Baker Tilly US, LLP (“Baker Tilly”) completed its audit of the Company’s consolidated financial statements as of and for the fiscal year ended June 30, 2024 and issued their report thereon. As previously disclosed, upon completion of its audit of such financial statements and filing of the Form 10-K for the fiscal year ended June 30, 2024, Baker Tilly’s engagement with the Company ceased.
Document Period End Date	Jan. 06, 2025
Entity File Number	001-31543
Entity Registrant Name	FLUX POWER HOLDINGS, INC.
Entity Central Index Key	0001083743
Entity Tax Identification Number	92-3550089
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2685 S. Melrose Drive
Entity Address, City or Town	Vista
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92081
City Area Code	877
Local Phone Number	505-3589
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	FLUX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false